Transactions and Balances with Related Parties - Schedule of Balances with Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Key management personnel [Member]
Transactions and Balances with Related Parties - Schedule of Balances with Related Parties (Details) [Line Items]
AutoMax bridge loans (see note 8c)
Other current assets
Current liabilities (see note 24e)	123	55
Non-current liabilities
Other related parties [Member]
Transactions and Balances with Related Parties - Schedule of Balances with Related Parties (Details) [Line Items]
AutoMax bridge loans (see note 8c)		4,224
Other current assets	15	15
Current liabilities (see note 24e)	381	245
Non-current liabilities	$ 222